Columbia Income Builder Fund
First Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Income Builder Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 25.6%
	Shares	Value ($)
Convertible 2.9%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	1,394,063	28,480,702
Dividend Income 13.1%
Columbia Dividend Income Fund, Institutional 3 Class(a)	1,276,622	41,285,971
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,082,022	40,878,806
Columbia International Dividend Income Fund, Institutional 3 Class(a)	2,298,588	45,305,167
Total		127,469,944
Global Real Estate 3.1%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	3,225,363	30,286,157
U.S. Small Cap 6.5%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,276,120	62,606,444
Total Equity Funds (Cost $217,027,817)		248,843,247

Exchange-Traded Fixed Income Funds 7.7%

Multisector 7.7%
Columbia Diversified Fixed Income Allocation ETF(a)	1,633,929	28,119,918
Columbia Short Duration Bond ETF(a)	2,586,343	46,929,194
Total		75,049,112
Total Exchange-Traded Fixed Income Funds (Cost $83,363,914)		75,049,112

Fixed Income Funds 66.7%

Emerging Markets 8.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	8,938,364	82,322,330
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 4.7%
Columbia Floating Rate Fund, Institutional 3 Class(a)	1,355,237	45,657,943
High Yield 8.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,135,954	86,566,555
Investment Grade 44.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	7,727,100	68,307,564
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,304,002	12,518,416
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	10,978,839	84,317,487
Columbia Quality Income Fund, Institutional 3 Class(a)	14,903,723	249,339,287
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	1,951,172	18,887,340
Total		433,370,094
Total Fixed Income Funds (Cost $758,323,299)		647,916,922

Money Market Funds 0.1%

Columbia Government Money Market Fund, Institutional 3 Class, 5.275%(a),(b)	617,005	617,005
Total Money Market Funds (Cost $616,573)		617,005
Total Investments in Securities (Cost: $1,059,331,603)		972,426,286
Other Assets & Liabilities, Net		(719,284)
Net Assets		971,707,002

Columbia Income Builder Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Income Builder Fund, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	29,292,808	192,777	(665,171)	(339,712)	28,480,702	—	(374)	192,777	1,394,063
Columbia Corporate Income Fund, Institutional 3 Class
	122,599,825	1,045,163	(57,368,061)	2,030,637	68,307,564	—	(5,240,157)	1,045,163	7,727,100
Columbia Diversified Fixed Income Allocation ETF
	29,222,820	—	—	(1,102,902)	28,119,918	—	—	326,198	1,633,929
Columbia Dividend Income Fund, Institutional 3 Class
	37,074,966	7,697,006	(2,502,696)	(983,305)	41,285,971	—	1,891,288	197,006	1,276,622
Columbia Dividend Opportunity Fund, Institutional 3 Class
	22,717,012	21,293,322	(4,177,281)	1,045,753	40,878,806	—	216,704	293,322	1,082,022
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	94,620,489	1,247,582	(15,383,365)	1,837,624	82,322,330	—	(2,158,191)	1,247,582	8,938,364
Columbia Floating Rate Fund, Institutional 3 Class
	4,307,834	45,528,895	(4,129,593)	(49,193)	45,657,943	—	76,881	528,895	1,355,237
Columbia Government Money Market Fund, Institutional 3 Class, 5.275%
	710,392	8,971	(102,340)	(18)	617,005	—	18	8,971	617,005
Columbia High Yield Bond Fund, Institutional 3 Class
	90,575,162	1,285,382	(4,494,508)	(799,481)	86,566,555	—	(100,524)	1,285,382	8,135,954
Columbia International Dividend Income Fund, Institutional 3 Class
	43,803,631	225,743	—	1,275,793	45,305,167	—	—	225,743	2,298,588
Columbia Limited Duration Credit Fund, Institutional 3 Class
	13,024,446	123,040	(446,148)	(182,922)	12,518,416	—	(3,914)	123,040	1,304,002
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	100,753,381	1,450,438	(14,778,029)	(3,108,303)	84,317,487	—	(2,010,021)	1,450,438	10,978,839
Columbia Quality Income Fund, Institutional 3 Class
	281,361,123	2,906,550	(21,932,943)	(12,995,443)	249,339,287	—	(2,919,310)	2,906,550	14,903,723
Columbia Real Estate Equity Fund, Institutional 3 Class
	41,040,096	—	(9,921,037)	(832,902)	30,286,157	—	(437,263)	—	3,225,363
Columbia Short Duration Bond ETF
	47,821,482	—	—	(892,288)	46,929,194	—	—	531,287	2,586,343
Columbia Small Cap Value Fund I, Institutional 3 Class
	83,021,430	—	(20,057,778)	(357,208)	62,606,444	—	1,696,444	—	1,276,120
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	12,592,242	7,637,708	(692,482)	(650,128)	18,887,340	—	(20,288)	137,708	1,951,172
Total	1,054,539,139			(16,103,998)	972,426,286	—	(9,008,707)	10,500,062

(b)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Income Builder Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT163_01_P01_(06/24)